STOCKHOLDERS’ DEFICIT (Details Narrative)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Authorized capital, description	The Company is authorized to issue 2 billion (2,000,000,000) shares of Common Stock, par value $0.001 per share and fifty million (50,000,000) shares of preferred stock, par value $0.001 per share, of which twenty-five thousand shares (25,000) have been designated as Series A Convertible Redeemable Preferred Stock, par value $0.001 per share